Cash flow information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash flow information
20.	Cash flow information

(a)	Reconciliation of net income to net cash flow generated from operating activities before interest and tax

	Year Ended December 31,
	2018	2017

Income from continuing operations	$394,274	$110,928

Adjustments for:
Depreciation and amortization	211,201	307,604
Finance items:
Interest income	(154,668)	(156,278)
Interest and accretion expense	52,489	153,350
Realized and unrealized (gains) losses on financial instruments	-	(6,704)
Unrealized foreign exchange losses (gains)	851	(219)
Inventory write downs (reversals)	14,031	(15,552)
Write down of carrying value of property, plant and equipment	3,373	2,729
Income and other taxes	(140,644)	(154,013)
Other items	(219)	491

Net change in non-cash operating working capital items:
(Increase) decrease in:
Inventories	(983)	(13,885)
Trade, other receivables and prepaid expenses	(8,377)	14,439
(Decrease) increase in:
Trade and other payables	(15,886)	52,009
Deferred revenue	7,564	30,896
Cash generated from operating activities before interest and tax	$363,006	$325,795

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31
	2018	2017
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$26,930	$110,782